Investment Strategy	Dec. 31, 2024
Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Implementation of the Portfolio’s investment strategy may result in significant exposure to large cap companies, however, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of January 31, 2025 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Companies that have 50% or more of their assets in or revenue or net income from one or more emerging market country are considered to have their principal activities in emerging markets countries.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, preferred stocks and convertible securities such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. While the Portfolio’s investment strategy is not designed to focus investment in any particular market sector or sectors, implementation of the Portfolio’s investment strategy may, from time to time, result in the investment of a significant portion of the Portfolio’s assets in different market sectors.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard Equity Megatrends ETF | Lazard Equity Megatrends ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio will seek to achieve its investment objective by investing primarily in an actively managed portfolio of established, well managed companies located around the world, including emerging markets. The Portfolio typically invests in companies with market capitalizations generally over $5 billion at the time of purchase. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions.

In seeking to achieve the investment objective of the Portfolio, the Investment Manager intends to pursue a thematic investment approach that is proprietary to the Investment Manager. This approach aims to identify trends that are “megatrends” (i.e., significant macroeconomic trends) or “themes” (resulting from changes over time in global, economic and social factors such as, for example, demographics, lifestyles, governmental policies and spending, regulations, technological innovation or the environment) and select investments that it expects to benefit from or which are well positioned to take advantage of those trends.

The Investment Manager will accordingly seek to identify companies, which, in the Investment Manager’s view based upon its proprietary research, are likely to benefit from the global long-term market themes or trends it identifies, taking into account factors such as the quality, growth prospects and valuation of such companies, which factors are assessed and identified by the Investment Manager through the bottom-up fundamental company research undertaken by the Investment Manager’s team of analysts.

This fundamental analysis is conducted to develop an in-depth understanding of the fundamentals of each company coming within the investable universe. This is achieved, for example, through examining a company’s financials and analyzing a company’s quality and depth of management (i.e., the caliber and effectiveness of the company’s management team). It is also achieved by assessing a company’s competitive environment (i.e., the environment in which a business competes and functions and its position relative to its competitors), return potential (a company’s potential for growth and generation of profits) and valuation (the value attributed to a company based on earnings, cash flows, profits etc.). By undertaking this form of investment analysis, the Investment Manager builds an understanding of each stock’s risk-reward profile. The Investment Manager conducts this fundamental assessment for each company in the Portfolio, both prior to the initial investment and from time to time.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities (including common and preferred stock, warrants and rights, American Depositary Receipts (“ADRs”), and Global Depositary Receipts). Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of January 31, 2025 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Portfolio may invest in exchange-traded funds (“ETFs”). The Portfolio may, but is not required to, enter into futures contracts or swap agreements, in each case for hedging purposes or to seek to increase returns.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. Utilizing a proprietary quantitative model, the Portfolio management team selects investments for the Portfolio from a broad investment universe of non-US equity securities, including common stocks, preferred stocks and convertible securities, depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), as well as real estate investment trusts (“REITs”)), warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Portfolio will typically invest the majority of its assets in securities of non-US developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: valuation, growth, quality and sentiment. “Sentiment” is a measure of market enthusiasm and support for a company, including, among other factors, price momentum and trading volume. The Portfolio may invest across the capitalization spectrum and may invest in emerging markets companies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in non-US equity securities. In addition to common stocks, preferred stocks and convertible securities, such equity securities also may include ADRs, GDRs and EDRs. The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. The Portfolio may invest up to 20% of its assets in securities of companies located in the US.

The Portfolio considers a company to be a non-US company if: (i) the company is organized under the laws of or domiciled in a country other than the US or maintains its principal place of business in a country other than the US; (ii) the securities of such company are traded principally on a non-US market; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in countries other than the US or the company has at least 50% of its assets in countries other than the US. Non-US developed market countries include all countries identified as Developed Markets (excluding the US) by the MSCI ACWI ex USA Index, which as of January 31, 2025 includes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of January 31, 2025 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Portfolio may invest in exchange-traded funds (“ETFs”).

The Portfolio is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended.

Lazard Japanese Equity ETF | Lazard Japanese Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equities and equity-related securities (i.e., shares, including common and preferred stock, warrants and rights) traded on markets in Japan.

The Investment Manager seeks to invest in the equity and equity-related securities of companies operating in sectors which have been identified through research undertaken by the Investment Manager as showing greater potential for growth at any given point of the economic cycle. Investments may be made in companies from across the spectrum of market capitalization and will not be focused on any particular industry or sector.

The Portfolio may invest in exchange-traded funds (“ETFs”). The Portfolio may, but is not required to, enter into futures contracts or swap agreements, in each case for hedging purposes or to seek to increase returns.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard Next Gen Technologies ETF | Lazard Next Gen Technologies ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities (namely, common and preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts, warrants, rights and participatory notes) of or related to Next Gen Technologies Companies (as defined below) located throughout the world. The Portfolio typically invests in approximately 40 to 60 companies.

Next Gen Technologies Companies considered for inclusion in the investment universe include artificial intelligence (“AI”) (i.e., computer systems with capabilities to perform tasks typically requiring human cognitive abilities such as learning, reasoning, problem solving, or decision making) companies that are developing the next generation of automation application, including:

•	Hardware Infrastructure (e.g., semiconductor designers and manufacturers, cloud service providers, data center builders);

•	Enabling Technologies (e.g., software platform developers, cybersecurity vendors); and

•	AI Application Vendors (e.g., enterprises developing own AI solutions, AI application developers and related services providers).

The Investment Manager employs an internally developed proprietary data science platform to quickly analyze a large number of stocks from the broader equity universe for their exposure to the next generation technologies investment trend and to determine an initial investable universe of Next Gen Technologies Companies. Each of the stocks within this initial investable universe are then ranked by the Investment Manager according to their overall business exposure to the next generation technologies investment trend – the extent to which a company may meet either or both of the foregoing criteria. This exposure is measured in terms of a company’s business activity through its products/services, assets (e.g., intellectual property), research and development pipeline, market share, growth, revenue, and/or earnings.

The Investment Manager then uses a bottom-up stock selection process to assess and value the security on an ongoing basis (the methodology to be used would depend on various factors, such as the lifecycle stage of the issuer. For example, for smaller early lifecycle stage companies, traditional revenue growth metrics may be considered most appropriate for valuation purposes, whereas securities of more established, stable positive cash-flow generative businesses with high market share might be most appropriately valued on the basis of an expected value (“EV”)/earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiple approach). Additionally, detailed financial modeling is performed in order to assess the security’s fair value. Next, the Investment Manager reduces the investable universe using fundamental analysis and research on the companies identified.

The Portfolio will be concentrated (i.e., more than 25% of the value of the Portfolio's assets) in securities of issuers having their principal business activities in the group of industries that comprise the industrials and information technology sectors.

The Portfolio may invest in exchange-traded funds (“ETFs”). The Portfolio may, but is not required to, enter into futures contracts or swap agreements, in each case for hedging purposes or to seek to increase returns.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.